Loans Principal, Interest and Financing Service Fee Receivables (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans Principal, Interest and Financing Service Fee Receivables (Details) [Line Items]
Carrying amount of loans	¥ 8,692,806,001	¥ 8,436,866,515
Net gains on sale of loans	(44,554,948)	(479,584,775)	¥ (50,606,487)
Loans principal, interest and financing service fee receivables of corporate loan	792,794,985	832,735,000	¥ 728,846,965
Loans principal, interest and financing service fee receivables of corporate loan	463,254,567
Third Party Investors [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) [Line Items]
Carrying amount of loans	2,375,645,263	2,466,160
Net gains on sale of loans	44,554,948	479,584,775
Loans held-for-sale [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) [Line Items]
Loans transferred to held-for-sale category	1,844,438,134	1,095,412,086
Loans held-for-sale [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) [Line Items]
Loans principal, interest and financing service fee receivables of corporate loan
Corporate Loans [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) [Line Items]
Loans principal, interest and financing service fee receivables of corporate loan	¥ 24,693,114